Cryptocurrency (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Cryptocurrency

As of December 31, 2021
Gross carrying amount	21,371
Less: Impairment of cryptocurrency	(1,061)

Net	20,310